Document and Entity Information	6 Months Ended
Jun. 30, 2020
Document And Entity Information
Entity Registrant Name	Auris Medical Holding Ltd.
Entity Central Index Key	0001601936
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Document Type	6-K/A
Document Period End Date	Jun. 30, 2020
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2020
Amendment Description	EXPLANATORY NOTE This Amendment No. 1 to the Report on Form 6-K for the quarter ended June 30, 2020, originally filed with the Securities and Exchange Commission on September 17, 2020, is being filed solely for the purposes of furnishing Interactive Data File disclosure as Exhibit 101 in accordance with Rule 405 of Regulation S-T. This Exhibit was not previously filed. Other than as expressly set forth above, this Form 6-K/A does not, and does not purport to, amend, update or restate the information in any other item of the Form 6-K